Shareholder Report, Holdings (Details)	May 31, 2025
C000005565 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000005565 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005565 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000005565 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005565 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000190631 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000190631 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190631 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000190631 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190631 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219345 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000219345 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219345 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000219345 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219345 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%